Eaton Vance
National Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
Chapman University:
1.56%, 4/1/27	$4,995	$ 4,404,595
1.867%, 4/1/29	5,160	4,441,339
Grand Canyon University, 4.125%, 10/1/24	20,000	19,120,000
		$ 27,965,934
Hospital — 0.4%
Tower Health, 4.451%, 2/1/50	$19,490	$ 13,194,730
		$ 13,194,730
Other Revenue — 0.1%
YMCA of Greater New York, 2.303%, 8/1/26	$2,590	$ 2,373,745
		$ 2,373,745
Total Corporate Bonds (identified cost $50,322,444)		$ 43,534,409

Tax-Exempt Municipal Obligations — 96.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.4%
Connecticut, (State Revolving Fund), Green Bonds, 5.00%, 3/1/28	$10,000	$ 10,706,200
Illinois Finance Authority, (Revolving Fund), Green Bonds, 4.00%, 7/1/39	10,000	10,116,100
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 6/1/29	10,000	11,503,900
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	10,435	11,892,352
		$ 44,218,552
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(1)	$14,652	$ 2,637,417
		$ 2,637,417
Education — 7.0%
Arizona Industrial Development Authority, (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	$600	$ 515,850
Security	Principal Amount (000's omitted)	Value
Education (continued)
Florida Development Finance Corp., (River City Science Academy), 4.00%, 7/1/45	$400	$ 340,408
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 4.75%, 6/1/38(2)	2,245	2,174,238
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design), 4.00%, 4/1/44	3,500	3,343,585
Kentucky Bond Development Corp., (Centre College), 4.00%, 6/1/40	210	195,957
Louisiana Public Facilities Authority, (Loyola University), 4.00%, 10/1/41	650	605,618
Maryland Health and Higher Educational Facilities Authority, (Stevenson University):
4.00%, 6/1/36	400	377,448
4.00%, 6/1/40	500	459,120
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	7,830	7,552,427
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	18,855	20,641,511
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/33	4,370	4,813,686
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38	18,310	20,175,240
New York Dormitory Authority, (Rockefeller University), Green Bonds, 5.00%, 7/1/50	13,000	14,119,820
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 4.00%, 12/1/44	4,815	4,649,653
Pennsylvania State University:
5.00%, 9/1/47	4,240	4,737,691
5.25%, 9/1/52	26,390	29,898,550
Purdue University, IN, 5.00%, 7/1/36	1,500	1,695,390
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/46	3,500	3,116,890
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/38	5,000	5,326,650
University of California:
5.25%, 5/15/36	5,720	6,015,266
5.25%, 5/15/37	13,000	13,666,250
5.25%, 5/15/38	7,700	8,091,776
University of Texas System, 5.00%, 8/15/25	3,750	4,074,263
University of Virginia:
5.00%, 4/1/38	13,205	14,362,550
5.00%, 4/1/39	40,970	44,508,989
Utah Board of Higher Education, (Dixie State University), 4.00%, 6/1/44	7,645	7,333,313
		$ 222,792,139

Eaton Vance
National Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities — 6.1%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$16,020	$ 12,384,742
Energy Northwest, WA, 5.00%, 7/1/26	7,500	8,271,075
Intermountain Power Agency, UT, Power Supply Revenue:
4.00%, 7/1/36	20,000	20,465,200
5.00%, 7/1/42	15,000	16,810,650
Los Angeles Department of Water and Power, CA, Power System Revenue:
5.00%, 7/1/42	6,000	6,781,140
5.00%, 7/1/45	14,705	16,287,405
5.00%, 7/1/51	4,500	4,948,650
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/45	1,500	1,595,745
New Smyrna Beach Utilities Commission, FL, 4.00%, 10/1/42	300	294,609
Omaha Public Power District, NE, 5.00%, 2/1/39	10,805	11,458,919
Philadelphia, PA, Gas Works Revenue, (LOC: TD Bank, N.A.), 0.89%, 8/1/31(3)	5,000	5,000,000
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/28	6,025	6,397,947
San Antonio, TX, Electric and Gas Systems Revenue:
3.00%, 2/1/29	5,000	5,019,750
4.00%, 2/1/30	2,000	2,133,280
Utility Debt Securitization Authority, NY:
5.00%, 12/15/30(4)	22,500	23,464,350
5.00%, 12/15/31(4)	27,500	28,674,525
5.00%, 12/15/33	10,000	10,680,400
5.00%, 12/15/40	13,260	14,576,453
		$ 195,244,840
Escrowed/Prerefunded — 2.6%
Columbia, SC, Waterworks and Sewer System Revenue, Prerefunded to 2/1/29, 5.00%, 2/1/49	$2,340	$ 2,671,040
Desert Community College District, CA, Prerefunded to 2/1/26, 5.00%, 8/1/37	5,350	5,874,781
New Jersey Turnpike Authority, Prerefunded to 7/1/24, 5.00%, 1/1/31	10,000	10,589,200
Oxnard Union High School District, CA, (Election of 2018), Prerefunded to 8/1/26, 5.00%, 8/1/43	3,750	4,159,125
Rutgers State University, NJ, Prerefunded to 5/1/23, 5.00%, 5/1/43(4)	37,000	38,011,580
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	9,170	9,806,490
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, Prerefunded to 9/1/22, 5.00%, 9/1/32	$10,000	$ 10,057,800
University of California, Prerefunded to 5/15/24, 5.25%, 5/15/36	1,360	1,443,327
		$ 82,613,343
General Obligations — 18.3%
Arlington Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	$1,250	$ 1,281,250
Broward County School District, FL, 5.00%, 7/1/51	26,045	29,205,040
California:
1.34%, (SIFMA + 0.43%), 12/1/23 (Put Date), 12/1/29(5)	15,000	15,000,450
5.00%, 4/1/42	5,000	5,396,100
Centennial School District No. 28Jt, OR:
5.00%, 6/15/45	10,000	11,025,900
5.00%, 6/15/50	10,000	10,970,400
Chicago Board of Education, IL:
5.00%, 12/1/42	2,770	2,770,277
5.00%, 12/1/44	15,110	15,382,735
Chicago, IL:
5.00%, 1/1/39	2,100	2,169,195
5.00%, 1/1/40	1,500	1,546,830
Clackamas Community College District, OR:
5.00%, 6/15/38	760	828,856
5.00%, 6/15/39	1,000	1,089,160
5.00%, 6/15/40	1,250	1,359,663
Collin County Community College District, TX, 4.00%, 8/15/37	1,000	1,026,350
Columbus, OH, 5.00%, 4/1/24	6,000	6,321,060
Connecticut:
4.00%, 1/15/37	10,000	10,034,400
4.00%, 1/15/38	5,000	5,006,200
Social Bonds, 4.00%, 1/15/36	10,000	10,077,300
Social Bonds, 4.00%, 1/15/38	3,000	3,004,530
Conroe Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47(6)	5,265	5,257,787
Dallas Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	2,750	3,014,028
District of Columbia:
4.00%, 2/1/40	4,250	4,287,060
5.00%, 10/15/30	4,000	4,551,320
Fort Bend Independent School District, TX, (PSF Guaranteed), 3.00% to 8/1/23 (Put Date), 8/1/52	15,000	15,142,650
Great Valley School District, PA, 4.00%, 9/1/42	9,000	9,095,580

Eaton Vance
National Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hawaii, 5.00%, 1/1/34	$13,700	$ 15,134,390
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/30	4,040	4,625,356
Hermiston School District No. 8R, OR:
0.00%, 6/15/42	6,475	2,724,292
0.00%, 6/15/45	4,595	1,663,068
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	14,300	14,565,980
Illinois:
5.00%, 2/1/24	10,705	11,078,926
5.00%, 11/1/24	11,295	11,821,008
5.00%, 2/1/27	18,500	19,027,065
5.00%, 2/1/29	15,000	15,909,300
5.00%, 5/1/39	10,000	10,113,800
5.25%, 7/1/30	6,150	6,282,348
5.50%, 5/1/39	870	933,745
5.50%, 3/1/42	11,700	12,721,995
5.75%, 5/1/45	890	969,344
Jackson County Consolidated School District No. 4, MO:
5.00%, 3/1/37	3,575	3,799,188
5.00%, 3/1/38	3,675	3,901,527
5.00%, 3/1/39	2,000	2,121,720
Kane, Cook and DuPage Counties School District No. 46, IL:
5.00%, 1/1/29	1,920	2,001,523
5.00%, 1/1/30	4,105	4,276,835
Massachusetts:
4.00%, 12/1/44	7,850	7,850,157
5.00%, 7/1/35	10,000	10,562,200
5.00%, 3/1/37	10,900	11,235,393
New Jersey, 5.00%, 6/1/26	4,670	5,074,609
New York, NY:
4.00%, 8/1/40	9,670	9,584,904
4.00%, 8/1/40(4)	17,025	16,875,180
4.00%, 8/1/42	1,325	1,301,945
Ocean City, NJ, 2.25%, 9/15/32	1,760	1,526,448
Paso Robles Joint Unified School District, CA, (Election of 2016), 4.00%, 8/1/46	5,950	5,739,786
Piscataway Township, NJ, 2.00%, 10/15/36	1,600	1,211,888
Prosper Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47(6)	8,250	8,187,630
Puerto Rico:
0.00%, 7/1/24	503	461,028
0.00%, 7/1/33	1,938	1,091,238
4.00%, 7/1/33	1,506	1,383,161
4.00%, 7/1/35	1,353	1,215,654
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico: (continued)
4.00%, 7/1/37	$1,162	$ 1,031,062
5.25%, 7/1/23	841	856,282
5.625%, 7/1/27	1,662	1,770,017
5.625%, 7/1/29	8,235	8,857,510
5.75%, 7/1/31	1,588	1,737,726
San Juan Unified School District, CA, (Election of 2016):
5.00%, 8/1/40	5,000	5,609,550
5.00%, 8/1/42	7,000	7,822,290
Seattle, WA:
4.00%, 9/1/25	6,525	6,904,037
4.00%, 9/1/26	9,640	10,328,682
4.00%, 9/1/27	10,020	10,853,263
Temple Independent School District, TX, (PSF Guaranteed), 4.25%, 2/1/47(6)	13,000	13,121,420
Texas:
5.00%, 8/1/39	3,000	3,193,080
5.00%, 8/1/40	4,000	4,256,240
5.00%, 8/1/41	5,000	5,317,250
Texas, (Texas Transportation Commission), Prerefunded to 10/1/24, 5.00%, 10/1/44	10,000	10,658,300
Washington:
4.00%, 7/1/37	8,990	9,269,229
5.00%, 2/1/33	13,140	13,613,303
5.00%, 8/1/35	14,355	15,682,981
5.00%, 6/1/40	2,330	2,593,290
5.00%, 8/1/40	5,000	5,542,400
West Linn-Wilsonville School District No. 3JT, OR, 0.00%, 6/15/41	1,500	665,610
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/49	3,430	3,716,508
Wisconsin, 5.00%, 5/1/38	22,500	23,847,975
Ysleta Independent School District, TX, (PSF Guaranteed):
4.25%, 8/15/56	6,000	6,014,160
5.00%, 8/15/56(4)	5,000	5,538,850
		$ 580,617,767
Hospital — 11.6%
Arlington County Industrial Development Authority, VA, (Virginia Hospital Center), 4.00%, 7/1/38	$1,000	$ 990,600
Berks County Industrial Development Authority, PA, (Tower Health), 5.00%, 11/1/47	510	453,762
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	5,315	5,608,760

Eaton Vance
National Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Brevard County Health Facilities Authority, FL, (Health First Obligated Group): (continued)
5.00%, 4/1/52	$28,685	$ 30,128,716
Bucks County Industrial Development Authority, PA, (Grand View Hospital), 4.00%, 7/1/51	4,000	2,987,680
California Health Facilities Financing Authority, (Cedars-Sinai Health System):
3.00%, 8/15/51	7,625	6,127,984
4.00%, 8/15/48	30,000	29,328,900
5.00%, 8/15/51	2,725	2,964,473
California Health Facilities Financing Authority, (St. Joseph Health System):
Prerefunded to 7/1/23, 5.00%, 7/1/33	17,530	18,091,135
Prerefunded to 7/1/23, 5.00%, 7/1/37	25,465	26,280,135
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 4.00%, 11/15/43	7,525	7,437,409
Connecticut Health and Educational Facilities Authority, (Nuvance Health), 4.00%, 7/1/34	2,455	2,352,037
Decatur Hospital Authority, TX, (Wise Health System), 4.00%, 9/1/35	845	796,962
DeKalb Private Hospital Authority, GA, (Children's Healthcare of Atlanta), 5.00%, 7/1/31	1,000	1,115,540
Douglas County Hospital Authority No. 2, NE, (Children's Hospital Obligated Group):
4.00%, 11/15/36	425	421,961
4.00%, 11/15/41	590	571,002
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group), 4.00%, 6/15/35	1,260	1,198,751
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	4,305	3,872,261
Franklin County, OH, (OhioHealth Corp.), 4.00%, 5/15/47	3,710	3,580,150
Fulton County Development Authority, GA, (Piedmont Healthcare, Inc.), 4.00%, 7/1/37	2,000	1,991,840
Hamilton County, OH, (UC Health), 5.00%, 9/15/50	8,000	8,249,200
Illinois Finance Authority, (Presence Health Network):
5.00%, 2/15/26	7,500	8,187,375
5.00%, 2/15/33	1,500	1,601,955
Kentucky Economic Development Finance Authority, (CommonSpirit Health), 5.00%, 8/1/44	6,000	6,132,840
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/51	13,415	14,087,360
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/45	3,000	3,138,450
Michigan Finance Authority, (Henry Ford Health System), 4.00%, 11/15/50	7,500	6,854,850
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/39	6,405	6,374,256
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.00% to 1/1/46 (Put Date), 1/1/50	$4,000	$ 3,820,720
Missouri Health and Educational Facilities Authority, (Mosaic Health System), 4.00%, 2/15/44	2,200	2,156,616
Missouri Health and Educational Facilities Authority, (SSM Health Care), Prerefunded to 6/1/24, 5.00%, 6/1/30	7,505	7,918,150
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.00%, 7/1/38	3,400	3,406,018
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	20,000	20,754,400
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	13,830	13,082,765
North Carolina Medical Care Commission, (Rex Healthcare):
4.00%, 7/1/40	1,400	1,391,278
4.00%, 7/1/49	2,635	2,528,810
Oregon Facilities Authority, (PeaceHealth), (LOC: TD Bank, N.A.), 0.60%, 8/1/34(7)	3,000	3,000,000
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/35	2,260	2,338,716
Paulding County Hospital Authority, GA, (WellStar Health System, Inc.), 5.00%, 4/1/43	1,720	1,857,239
Public Finance Authority, WI, (Cone Health), 5.00%, 10/1/52	5,000	5,312,950
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 4.00%, 6/1/49	3,000	2,837,820
Spartanburg Regional Health Services District, Inc., SC:
4.00%, 4/15/36	1,380	1,378,744
5.00%, 4/15/35	1,580	1,721,110
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 4.00%, 12/1/34	2,685	2,689,887
University of California Medical Center, 5.00%, 5/15/47	15,000	16,289,850
University of Kansas Hospital Authority, 5.00%, 9/1/45	25,500	26,355,525
Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/38	5,000	4,952,100
Washington Health Care Facilities Authority, (MultiCare Health System), 4.50%, 8/15/43	11,160	11,164,241
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	21,895	22,620,819

Eaton Vance
National Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 4.00%, 11/15/43	$4,625	$ 4,571,165
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 4.00%, 11/15/39	5,000	4,945,250
		$ 368,020,517
Housing — 1.1%
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(2)	$5,525	$ 4,737,522
CSCDA Community Improvement Authority, CA, Essential Housing Revenue:
3.00%, 12/1/56(2)	5,635	4,069,372
3.00%, 3/1/57(2)	9,190	6,654,111
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/56	1,750	1,753,517
Massachusetts Housing Finance Agency, (Mill Road Apartments), 1.46%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(5)	3,920	3,920,000
New York City Housing Development Corp., NY, 2.60%, 11/1/46	3,000	2,207,430
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	10,427,200
		$ 33,769,152
Industrial Development Revenue — 1.9%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.75%, 9/1/49(2)	$1,000	$ 1,001,950
Metropolitan Nashville Airport Authority, TN, (Aero Nashville), 5.20%, 7/1/26	190	184,034
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 2.20% to 12/3/29 (Put Date), 10/1/39	13,900	12,274,534
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 10/1/35	29,085	29,473,867
(AMT), 5.00%, 10/1/40	12,500	12,601,000
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	475	465,932
Warren County, MS, (International Paper Co.), 1.375% to 6/16/25 (Put Date), 5/1/34	4,000	3,784,040
		$ 59,785,357
Security	Principal Amount (000's omitted)	Value
Insured - Bond Bank — 0.5%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$15,855	$ 16,006,891
		$ 16,006,891
Insured - Electric Utilities — 0.1%
Brownsville, TX, Utility System Revenue, (BAM), 5.00%, 9/1/51	$1,220	$ 1,287,137
West Memphis, AR, Public Utility System Revenue, (BAM), 3.00%, 12/1/41	1,250	1,062,562
		$ 2,349,699
Insured - Escrowed / Prerefunded — 1.3%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$37,070	$ 40,772,922
		$ 40,772,922
Insured - General Obligations — 1.2%
Cabrillo Unified School District, CA, (Election of 2018), (AGM), 5.00%, 8/1/50	$10,355	$ 11,177,083
Clark County School District, NV, (AGM), 4.25%, 6/15/41(6)	5,000	4,951,550
Nassau County, NY, (AGM), 5.00%, 4/1/44	10,205	11,170,087
Santa Rosa High School District, CA, (Election of 2014), (AGM), 5.00%, 8/1/43	3,930	4,203,882
Ukiah Unified School District, CA, (Election of 2020):
(AGM), 5.00%, 8/1/38	1,330	1,455,712
(AGM), 5.00%, 8/1/45	2,000	2,159,520
(AGM), 5.00%, 8/1/49	2,250	2,420,077
		$ 37,537,911
Insured - Other Revenue — 1.1%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$58,155	$ 31,945,704
New York City Industrial Development Agency, NY, (Yankee Stadium):
(AGM), 3.00%, 3/1/39	2,680	2,266,932
(AGM), 3.00%, 3/1/40	395	330,161
		$ 34,542,797
Insured - Special Tax Revenue — 1.1%
Massachusetts, Dedicated Tax Revenue:
(NPFG), 5.50%, 1/1/29	$11,000	$ 12,671,120
(NPFG), 5.50%, 1/1/30	3,080	3,592,666

Eaton Vance
National Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	$10,440	$ 9,714,525
Pittsburgh and Allegheny County Sports & Exhibition Authority, PA, Hotel Room Excise Tax Revenue, (AGM), 5.00%, 2/1/30	7,615	8,536,110
		$ 34,514,421
Insured - Transportation — 1.3%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$ 6,423,336
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AGM), (AMT), 5.00%, 3/1/49	3,025	3,142,279
(AGM), (AMT), 5.00%, 3/1/57	11,775	12,237,522
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	4,000	3,876,440
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/46	5,970	5,539,086
Green Bonds, (AGM), 4.00%, 11/15/48	8,900	8,223,244
Green Bonds, (AGM), 5.00%, 11/15/41	3,500	3,721,130
		$ 43,163,037
Insured - Water and Sewer — 0.4%
Pittsburg Public Financing Authority, CA, Water Revenue, (AGM), 5.00%, 8/1/52	$10,000	$ 11,005,600
West Harris County Regional Water Authority, TX, (BAM), 4.00%, 12/15/39	1,300	1,326,819
		$ 12,332,419
Lease Revenue/Certificates of Participation — 1.7%
Colorado, Certificates of Participation, 6.00%, 12/15/38	$5,355	$ 6,591,202
Hampton Roads Transportation Accountability Commission, VA, 4.00%, 7/1/57	5,000	4,749,800
Hudson Yards Infrastructure Corp., NY, 4.00%, 2/15/44	1,530	1,476,496
New Jersey Economic Development Authority, (Juvenile Justice Commission Facilities), 5.00%, 6/15/47	3,605	3,730,634
New Jersey Economic Development Authority, (School Facilities Construction):
4.00%, 6/15/37	1,800	1,786,158
5.00%, 6/15/34	8,460	8,949,242
5.00%, 6/15/35	13,300	14,019,663
5.00%, 6/15/39	2,165	2,283,296
Regional Transportation District, CO, Certificates of Participation, 5.00%, 6/1/27	8,815	9,680,897
		$ 53,267,388
Security	Principal Amount (000's omitted)	Value
Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$3,190	$ 3,219,284
		$ 3,219,284
Other Revenue — 4.4%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$35,205	$ 33,201,483
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(8)	250	45,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	750	773,805
DuPage County, IL, (The Morton Arboretum), Green Bonds, 3.00%, 5/15/47	5,085	4,036,931
Houston, TX, Hotel Occupancy Tax and Special Revenue:
3.00%, 9/1/32	500	468,690
3.00%, 9/1/33	315	291,762
4.00%, 9/1/30	445	468,812
4.00%, 9/1/31	425	446,803
Kalispel Tribe of Indians, WA:
Series A, 5.25%, 1/1/38(2)	1,865	1,997,508
Series B, 5.25%, 1/1/38(2)	1,000	1,071,050
Los Angeles, CA, 4.00%, 6/29/23(6)	20,000	20,387,200
Minnesota Municipal Gas Agency, 2.012%, (67% of SOFR + 1.00%), 12/1/52(5)	10,000	9,658,100
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.00%, 6/15/50	17,575	16,034,551
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/43	22,350	23,492,532
New York Liberty Development Corp., (One World Trade Center), 4.00%, 2/15/43	3,000	2,888,850
Oregon, Lottery Revenue:
5.00%, 4/1/39	1,625	1,855,100
5.00%, 4/1/41	3,250	3,693,690
5.00%, 4/1/42	3,270	3,709,750
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	13,960	14,935,106
		$ 139,456,723
Senior Living/Life Care — 1.8%
California Public Finance Authority, (Enso Village):
Green Bonds, 2.125%, 11/15/27(2)	$1,155	$ 1,074,727
Green Bonds, 2.375%, 11/15/28(2)	970	891,993
Green Bonds, 5.00%, 11/15/46(2)	540	509,490
Green Bonds, 5.00%, 11/15/56(2)	360	329,735

Eaton Vance
National Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	$250	$ 237,278
5.375%, 11/15/55	300	287,217
Florida Development Finance Corp., (Mayflower Retirement Community):
4.00%, 6/1/27(2)	1,270	1,224,394
4.00%, 6/1/28(2)	1,325	1,259,214
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.00%, 5/15/28	2,355	2,273,611
5.00%, 5/15/48	9,000	8,405,820
Manhattan, KS, (Meadowlark Hills), 4.00%, 6/1/46	1,000	817,870
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/36	2,235	2,033,112
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/47	8,000	7,758,160
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/28	1,280	1,235,763
4.00%, 5/15/29	1,440	1,366,790
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	4,440	3,528,335
Public Finance Authority, WI, (Searstone CCRC), 3.00%, 6/1/28(2)	17,410	15,581,602
Rockville, MD, (Ingleside at King Farm):
5.00%, 11/1/31	1,010	1,008,435
5.00%, 11/1/32	525	522,034
St. Johns County Industrial Development Authority, FL, (Vicar's Landing), 4.00%, 12/15/41	750	593,790
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	730	756,667
6.75%, 11/15/51	3,250	3,354,227
6.875%, 11/15/55	200	207,498
Wisconsin Health and Educational Facilities Authority, (Saint John's Communities, Inc.):
4.00%, 9/15/41(6)	765	663,370
4.00%, 9/15/45(6)	650	542,224
5.00%, 9/15/37	495	498,430
Prerefunded to 9/15/23, 5.00%, 9/15/40	750	776,820
		$ 57,738,606
Special Tax Revenue — 8.7%
Connecticut, Special Tax Revenue, 4.00%, 5/1/39	$2,650	$ 2,647,165
District of Columbia, Income Tax Revenue:
4.00%, 5/1/45	6,500	6,548,100
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
District of Columbia, Income Tax Revenue: (continued)
5.00%, 3/1/26	$5,000	$ 5,486,800
Illinois Sports Facilities Authority:
5.00%, 6/15/29	2,250	2,302,875
5.00%, 6/15/30	2,400	2,446,440
Kissimmee City, FL, Sales Tax Revenue, 4.00%, 10/1/51	10,180	9,794,789
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 7/1/43	19,635	22,209,937
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/40	1,285	1,126,894
Michigan Trunk Line Fund, 4.00%, 11/15/46	8,390	8,212,635
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(8)	230	0
5.35%, 5/1/38(8)	80	0
5.75%, 5/1/38	340	342,526
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	5,000	4,999,400
4.00%, 11/1/44	5,000	4,885,100
4.00%, 8/1/48(6)	7,000	6,778,993
5.00%, 8/1/35	10,485	11,356,513
5.00%, 5/1/36	4,050	4,394,088
5.00%, 5/1/39	9,240	9,905,372
5.00%, 5/1/40	10,000	10,773,000
5.00%, 5/1/42	12,960	13,798,382
5.00%, 2/1/47	5,465	5,960,129
2015 Series B, 5.00%, 8/1/39	4,585	4,806,822
2018 Series A, 5.00%, 8/1/39	11,845	12,721,767
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/40	10,000	9,826,300
4.00%, 3/15/45	6,000	5,860,680
5.00%, 2/15/45	9,995	10,348,123
5.00%, 2/15/48	2,425	2,623,874
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/36	7,840	8,422,982
5.00%, 3/15/40	10,000	10,715,700
(AMT), 5.00%, 3/15/27	1,620	1,801,796
(AMT), 5.00%, 3/15/28	1,705	1,921,382
(AMT), 5.00%, 3/15/29	1,790	2,007,950
(AMT), 5.00%, 3/15/31	970	1,067,068
(AMT), 5.00%, 3/15/32	2,070	2,268,782
New York State Urban Development Corp., Personal Income Tax Revenue:
5.00%, 3/15/35	12,000	12,657,120

Eaton Vance
National Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York State Urban Development Corp., Personal Income Tax Revenue: (continued)
5.00%, 3/15/41	$10,000	$ 10,784,800
New York State Urban Development Corp., Sales Tax Revenue, 5.00%, 3/15/39	10,555	11,484,790
Puerto Rico Sales Tax Financing Corp.:
4.329%, 7/1/40	7,536	7,095,672
4.784%, 7/1/58	2,219	2,125,048
5.00%, 7/1/58	11,535	11,367,397
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	420	392,860
Series A2, 5.80%, 5/1/35	310	214,467
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	1,532	827,089
Texas Transportation Commission, Prerefunded to 4/1/24, 5.00%, 4/1/33(4)	10,000	10,521,000
Washington Convention and Sports Authority, D.C., Dedicated Tax Revenue:
4.00%, 10/1/37	1,000	987,140
4.00%, 10/1/39	1,000	978,290
		$ 277,798,037
Student Loan — 0.1%
New Jersey Higher Education Student Assistance Authority, Series 2015-1A, (AMT), 4.00%, 12/1/28	$2,720	$ 2,757,019
		$ 2,757,019
Transportation — 20.3%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AMT), 4.00%, 1/1/39	$7,000	$ 6,675,340
Atlanta, GA, Airport Revenue:
(AMT), 4.00%, 7/1/36	5,000	4,966,400
(AMT), 4.00%, 7/1/39	1,000	979,640
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/35	2,625	2,803,264
Central Florida Expressway Authority, 5.00%, 7/1/37	8,020	8,725,600
Charleston County Airport District, SC, (AMT), 5.50%, 7/1/38	10,000	10,196,500
Chicago, IL, (Midway International Airport):
5.00%, 1/1/33	3,830	3,934,099
(AMT), 5.00%, 1/1/34	5,250	5,361,562
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/35	15,000	16,436,250
5.00%, 1/1/36	6,000	6,276,900
(AMT), 5.00%, 1/1/23	1,125	1,141,110
(AMT), 5.00%, 1/1/25	16,100	16,327,976
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Chicago, IL, (O'Hare International Airport): (continued)
(AMT), 5.00%, 1/1/33	$7,300	$ 7,518,854
(AMT), 5.00%, 1/1/39	4,000	4,205,960
(AMT), 5.00%, 1/1/48	17,000	17,656,880
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/31	10,395	10,741,569
(AMT), 5.25%, 11/1/30	11,015	11,311,854
Denver City and County, CO, Airport System Revenue:
(AMT), 5.00%, 12/1/34	10,000	10,646,400
(AMT), 5.00%, 12/1/37	10,000	10,544,500
Florida Development Finance Corp., (Brightline Florida Passenger Rail), Green Bonds, (AMT), 7.375%, 1/1/49(2)	15,685	15,703,195
Harris County, TX, Toll Road Revenue, 4.00%, 8/15/48	2,500	2,432,375
Hawaii, Airports System Revenue:
(AMT), 5.00%, 7/1/41	2,935	3,025,633
(AMT), 5.00%, 7/1/48	10,000	10,392,400
(AMT), 5.00%, 7/1/51	10,000	10,524,700
Houston, TX, Airport System Revenue:
(AMT), 4.00%, 7/1/35	1,500	1,482,240
(AMT), 4.00%, 7/1/36	2,000	1,976,040
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AMT), 5.00%, 3/1/46	3,000	3,114,030
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/40	6,000	6,181,800
(AMT), 5.00%, 5/15/41	9,000	9,352,800
Louisiana Offshore Terminal Authority, (LOOP, LLC), 2.00% to 10/1/22 (Put Date), 10/1/40	2,000	2,000,000
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	1,050	1,115,709
Massachusetts Port Authority:
(AMT), 4.00%, 7/1/46	7,000	6,652,030
(AMT), 5.00%, 7/1/26	10,105	10,927,244
Memphis-Shelby County Airport Authority, TN:
(AMT), 5.00%, 7/1/25	2,750	2,920,747
(AMT), 5.00%, 7/1/35	3,440	3,627,446
(AMT), 5.00%, 7/1/36	3,200	3,370,048
(AMT), 5.00%, 7/1/45	3,000	3,153,180
Metropolitan Nashville Airport Authority, TN, (AMT), 5.00%, 7/1/49	20,500	21,429,880
Metropolitan Washington Airports Authority, D.C.:
(AMT), 4.00%, 10/1/38	715	703,996
(AMT), 5.00%, 10/1/28	4,500	4,696,110
(AMT), 5.00%, 10/1/32	10,000	10,580,200

Eaton Vance
National Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Metropolitan Washington Airports Authority, D.C.: (continued)
(AMT), 5.00%, 10/1/42	$2,000	$ 2,090,840
Miami-Dade County, FL, Aviation Revenue:
(AMT), 5.00%, 10/1/36	9,125	9,376,759
(AMT), 5.00%, 10/1/38	1,730	1,815,756
(AMT), 5.00%, 10/1/40	25,230	26,229,865
(AMT), 5.00%, 10/1/41	2,320	2,421,407
Minneapolis-St. Paul Metropolitan Airports Commission, MN, (AMT), 5.00%, 1/1/32	3,710	3,999,269
New Jersey Economic Development Authority, (Transit Transportation Project):
4.00%, 11/1/44	8,250	7,688,505
5.00%, 11/1/44	10,500	10,917,690
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/38	8,000	7,883,600
4.00%, 6/15/40	3,335	3,202,667
5.00%, 6/15/45	7,165	7,476,677
5.00%, 6/15/50	6,040	6,273,627
New Jersey Transportation Trust Fund Authority, (Transportation System):
4.00%, 6/15/39	3,000	2,937,330
4.00%, 6/15/40	3,000	2,880,960
4.00%, 6/15/42	2,750	2,596,440
New Jersey Turnpike Authority:
Series 2015E, 5.00%, 1/1/31	2,680	2,832,010
Series 2017B, 5.00%, 1/1/31	3,560	3,915,822
New York Thruway Authority, 4.00%, 1/1/44	10,000	9,734,400
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	1,705	1,745,954
(AMT), 5.00%, 7/1/46	14,325	14,641,439
(AMT), 5.25%, 1/1/50	1,180	1,209,842
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	10,000	10,612,600
North Texas Tollway Authority:
4.00%, 1/1/40	2,000	1,975,440
5.00%, 1/1/29	5,000	5,386,750
Pennsylvania Turnpike Commission:
4.00%, 12/1/53	6,645	6,126,557
(LOC: TD Bank, N.A.), 0.89%, 12/1/39(3)	2,000	2,000,000
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/27	4,000	4,088,880
Port Authority of New York and New Jersey:
4.00%, 11/1/39	2,150	2,137,036
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Port Authority of New York and New Jersey: (continued)
5.00%, 9/1/37	$6,000	$ 6,610,320
(AMT), 4.00%, 9/1/34	8,310	8,267,370
(AMT), 5.00%, 9/15/31	15,000	16,146,450
(AMT), 5.00%, 10/1/35	5,000	5,227,000
(AMT), 5.00%, 4/1/36	10,230	10,690,350
(AMT), 5.00%, 10/15/41	2,500	2,684,950
Port Freeport, TX, (AMT), 4.00%, 6/1/46	1,000	963,350
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/45	8,000	8,481,360
(AMT), 5.00%, 7/1/52	2,000	2,127,860
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/38	7,165	7,539,085
(AMT), 5.00%, 7/1/51	11,675	12,228,512
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/41	25,630	26,624,957
(AMT), 5.00%, 5/1/44	19,035	19,884,532
(AMT), 5.00%, 5/1/44	8,535	8,689,227
(AMT), 5.00%, 5/1/46	5,000	5,160,000
(AMT), 5.00%, 5/1/49	5,000	5,198,000
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project):
4.00%, 12/31/37	2,230	2,053,473
4.00%, 12/31/38	5,390	4,919,453
4.00%, 12/31/39	2,140	1,941,643
5.00%, 12/31/35	2,885	2,997,948
Triborough Bridge and Tunnel Authority, NY, 5.00%, 5/15/26(6)	20,000	21,846,000
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	7,000	6,558,020
		$ 642,850,443
Water and Sewer — 2.0%
Charlotte, NC, Water and Sewer System Revenue, 4.00%, 7/1/36	$2,000	$ 2,084,260
East Bay Municipal Utility District, CA, Water System Revenue:
5.00%, 6/1/35	2,905	3,182,544
5.00%, 6/1/37	7,280	7,728,666
Gilbert Water Resources Municipal Property Corp., AZ, Green Bond, 4.00%, 7/15/47	3,000	2,977,140
Metropolitan Water District of Southern California, 1.05%, (SIFMA + 0.14%), 5/21/24 (Put Date), 7/1/37(5)	3,335	3,327,396

Eaton Vance
National Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	$13,095	$ 13,529,099
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/35	3,955	4,236,161
Orange County Sanitation District, CA, 5.00%, 2/1/25	10,975	11,781,114
San Mateo-Foster City Public Financing Authority, CA, Wastewater Revenue, 5.00%, 8/1/25	13,000	14,047,930
Trinity River Authority, TX, (Mountain Creek Regional Wastewater System), 4.00%, 8/1/36	695	719,429
		$ 63,613,739
Total Tax-Exempt Municipal Obligations (identified cost $3,091,931,000)		$3,051,620,420

Taxable Municipal Obligations — 4.6%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(9)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$5,934	$ 1,068,113
		$ 1,068,113
Education — 0.1%
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word):
2.65%, 4/1/30	$1,100	$ 931,700
3.15%, 4/1/37	1,750	1,360,398
		$ 2,292,098
General Obligations — 0.6%
Chicago, IL, 7.75%, 1/1/42	$4,050	$ 4,340,182
Detroit, MI, 2.96%, 4/1/27	1,000	916,720
Douglas County School District No. 17, NE, 2.192%, 6/15/35	775	619,682
Lakeside School District No. 9, AR:
1.55%, 4/1/35	925	677,794
1.65%, 4/1/36	1,365	982,937
1.80%, 4/1/37	1,415	1,007,636
1.85%, 4/1/38	610	424,621
1.90%, 4/1/39	1,605	1,095,701
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.302%, 8/1/36	1,405	1,117,481
Marin Community College District, CA, 2.01%, 8/1/33	1,140	928,781
Mattawan Consolidated School, MI, 2.096%, 5/1/33	1,120	975,968
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Naugatuck, CT:
2.79%, 9/15/38	$800	$ 633,200
2.94%, 9/15/41	1,700	1,319,438
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	7,511	3,745,863
Tustin Unified School District, CA, 2.254%, 8/1/36	1,155	901,997
		$ 19,688,001
Hospital — 1.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$34,250	$ 36,100,527
		$ 36,100,527
Insured - General Obligations — 0.0%(9)
Westland Tax Increment Finance Authority, MI:
(AGM), 2.31%, 4/1/33	$1,165	$ 980,242
(AGM), 2.41%, 4/1/34	195	162,523
		$ 1,142,765
Insured - Special Tax Revenue — 0.1%
Bexar County, TX, Venue Project Revenue, (AGM), 2.534%, 8/15/34	$2,805	$ 2,357,266
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.557%, 9/1/33	1,055	875,819
		$ 3,233,085
Insured - Transportation — 1.5%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/26	$22,500	$ 19,284,075
(AMBAC), 0.00%, 10/1/27	34,390	28,128,957
		$ 47,413,032
Lease Revenue/Certificates of Participation — 0.1%
Golden State Tobacco Securitization Corp., CA, 1.60%, 6/1/26	$4,250	$ 3,889,812
		$ 3,889,812
Other Revenue — 0.8%
Golden State Tobacco Securitization Corp., CA, 3.714%, 6/1/41	$28,000	$ 22,810,480
Santa Cruz County, CA, Pension Obligation Bonds, 2.291%, 6/1/33	3,000	2,548,680
		$ 25,359,160

Eaton Vance
National Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 0.1%
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group), 2.45%, 11/15/23	$1,250	$ 1,227,638
		$ 1,227,638
Special Tax Revenue — 0.1%
Illinois, Sales Tax Revenue, 1.999%, 6/15/28	$3,000	$ 2,624,430
		$ 2,624,430
Student Loan — 0.1%
Massachusetts Educational Financing Authority, 2.305%, 7/1/29	$2,200	$ 1,943,282
		$ 1,943,282
Transportation — 0.0%(9)
Central Texas Regional Mobility Authority, 2.174%, 1/1/29	$1,260	$ 1,118,313
		$ 1,118,313
Total Taxable Municipal Obligations (identified cost $156,556,506)		$ 147,100,256
Total Investments — 102.2% (identified cost $3,298,809,950)		$3,242,255,085
Other Assets, Less Liabilities — (2.2)%		$ (70,417,324)
Net Assets — 100.0%		$3,171,837,761
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $59,261,883 or 1.9% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2022.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(5)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(6)	When-issued/delayed delivery security.
(7)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2022.
(8)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.
(9)	Amount is less than 0.05%.
At June 30, 2022, the concentration of the Fund's investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	18.1%
California	17.1%
Others, representing less than 10% individually	65.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2022, 8.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 4.6% of total investments.

Eaton Vance
National Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(925)	Short	9/21/22	$(128,228,125)	$684,784
					$684,784
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
At June 30, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
National Municipal Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 43,534,409	$ —	$ 43,534,409
Tax-Exempt Municipal Obligations	—	3,051,620,420	—	3,051,620,420
Taxable Municipal Obligations	—	147,100,256	—	147,100,256
Total Investments	$ —	$3,242,255,085	$ —	$3,242,255,085
Futures Contracts	$684,784	$ —	$ —	$ 684,784
Total	$684,784	$3,242,255,085	$ —	$3,242,939,869
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.